Initial Public Offering (Details) - USD ($)	Nov. 24, 2020	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Initial Public Offering
Common stock, par value		$ 0.0001
Exercise price of warrants		$ 11.5
Public warrants expiration term		5 years
IPO | Kingswood Acquisition Corp
Initial Public Offering
Number of warrants in a unit	1
Exercise price of warrants	$ 11.5
Warrants exercisable term from the closing of the initial public offering	12 months
Public warrants expiration term	5 years
Over-allotment option | Kingswood Acquisition Corp
Initial Public Offering
Number of units issued	1,500,000
Share price (in $ per share)	$ 10
Amount held in Trust	$ 117,848,550
Unit price	$ 10.25
Class A common stock | Kingswood Acquisition Corp
Initial Public Offering
Common stock, par value			$ 0.0001	$ 0.0001
Class A common stock | IPO | Kingswood Acquisition Corp
Initial Public Offering
Number of units issued	10,000,000
Share price (in $ per share)	$ 10
Number of shares in a unit	1
Common stock, par value	$ 0.0001